Investment Objectives and Goals	Oct. 31, 2025
Wayfinder Dynamic U.S. Interest Rate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Wayfinder Dynamic U.S. Interest Rate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Wayfinder Dynamic U.S. Interest Rate ETF (for this section only, the “Fund”) seeks to provide investment results that, before fees and expenses, equal or exceed the performance of an investment that tracks the rolling 0-12 month segment of the United States Treasury Bill market.

Wayfinder U.S. Dispersion ETF
Prospectus [Line Items]
Risk/Return [Heading]	Wayfinder U.S. Dispersion ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Wayfinder U.S. Dispersion ETF (for this section only, the “Fund”) seeks to provide portfolio diversification and relative value, market-neutral returns by capturing volatility differences between an equity index and its individual constituent components.

Wayfinder Gold ETF
Prospectus [Line Items]
Risk/Return [Heading]	Wayfinder Gold ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Wayfinder Gold ETF (for this section only, the “Fund”) seeks attractive total return with less volatility than an outright investment in gold over a full market cycle.
Wayfinder Oil ETF
Prospectus [Line Items]
Risk/Return [Heading]	Wayfinder Oil ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Wayfinder Oil ETF (for this section only, the “Fund”) seeks an attractive total return with less volatility than an outright investment in oil over a full market cycle.
Wayfinder U.S. Market Better Beta ETF
Prospectus [Line Items]
Risk/Return [Heading]	Wayfinder U.S. Market Better Beta ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Wayfinder U.S. Market Better Beta ETF (for this section only, the “Fund”) seeks capital appreciation similar to a long S&P 500 exposure with enhanced risk characteristics.
Wayfinder Saber ETF
Prospectus [Line Items]
Risk/Return [Heading]	Wayfinder Saber ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Wayfinder Saber ETF (for this section only, the “Fund”) seeks to deliver equity like returns while employing an explicit defensive derivatives structure to mitigate periods of heightened volatility and market drawdowns.